Debt - Narrative (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Nov. 30, 2021	Feb. 28, 2017
2017 Convertible Bonds | Convertible debt
Debt Instrument [Line Items]
Debt instrument, face amount				$ 402.5
Debt instrument, interest rate (in percentage)				2.75%
Debt partially redeemed	$ 321.7
Golar Tundra facility | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 182.0
Debt instrument, term		5 years
Golar Tundra facility | Secured debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%
Corporate RCF | Revolving credit facility
Debt Instrument [Line Items]
Debt instrument, face amount			$ 200.0
Debt instrument, term			3 years
Proceeds from lines of credit	$ 131.0
Corporate RCF | Revolving credit facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			2.80%